INCOME TAXES - Reconciliation (Details) - CIK 0001839990 Artemis Strategic Investment Corp [Member]	12 Months Ended
Dec. 31, 2021
Statutory federal income tax rate (in percent)	21.00%
Tax effects of change in fair value of warrant liability (in percent)	(117.00%)
Tax effects of transaction costs allocated to warrant liability (in percent)	78.00%
Change in valuation allowance (in percent)	18.00%